PROPERTY, PLANT AND EQUIPMENT (Q2) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT..
Summary of property, plant and equipment
The details of property, plant and equipment are as follows:

In thousands of USD	Construction in progress	Building	Land	Machinery	Electronic equipment	Leasehold improvements	Others	Total
Cost:
At January 1, 2022	33,589	23,449	484	15,734	5,335	48,425	3,522	130,538
Additions	39,910	—	—	119	2,336	581	4,066	47,012
Construction in progress transferred in	(25,876)	—	—	6,716	312	18,657	191	—
Disposals	—	—	—	(23)	(28)	—	—	(51)
At June 30, 2022	47,623	23,449	484	22,546	7,955	67,663	7,779	177,499
Accumulated depreciation:
At January 1, 2022	—	(2,388)	—	(2,427)	(1,034)	(21,111)	(961)	(27,921)
Charge for the period	—	(568)	—	(1,887)	(617)	(8,114)	(580)	(11,766)
Disposals	—	—	—	2	6	—	—	8
At June 30, 2022	—	(2,956)	—	(4,312)	(1,645)	(29,225)	(1,541)	(39,679)
Net book value:
At June 30, 2022	47,623	20,493	484	18,234	6,310	38,438	6,238	137,820
Cost:
At January 1, 2023	16,512	23,449	484	32,872	10,624	104,517	8,428	196,886
Additions	19,390	—	—	823	155	758	30	21,156
Construction in progress transferred in	(5,548)	—	—	—	—	5,548	—	—
Disposals	—	—	—	(69)	(15)	—	—	(84)
At June 30, 2023	30,354	23,449	484	33,626	10,764	110,823	8,458	217,958
Accumulated depreciation:
At January 1, 2023	—	(3,525)	—	(6,803)	(2,473)	(43,003)	(2,446)	(58,250)
Charge for the period	—	(568)	—	(3,169)	(954)	(14,696)	(989)	(20,376)
Disposals	—	—	—	3	1	—	—	4
At June 30, 2023	—	(4,093)	—	(9,969)	(3,426)	(57,699)	(3,435)	(78,622)
Net book value:
At June 30, 2023	30,354	19,356	484	23,657	7,338	53,124	5,023	139,336

The details of property, plant and equipment are as follows:

In thousands of USD	Construction in progress	Building	Land	Machinery	Electronic equipment	Leasehold improvements	Others	Total
Cost:
At January 1, 2020	12,596	16,209	484	5,445	1,070	13,889	637	50,330
Additions	18,263	—	—	12	832	—	307	19,414
Construction in progress
transferred in	(27,486)	6,354	—	3,858	895	15,195	1,184	—
Disposals	—	—	—	(172)	(755)	(158)	(132)	(1,217)
At December 31, 2020	3,373	22,563	484	9,143	2,042	28,926	1,996	68,527
Accumulated depreciation:
At January 1, 2020	—	(333)	—	(83)	(278)	(3,368)	(301)	(4,363)
Charge for the year	—	(955)	—	(1,115)	(546)	(7,177)	(305)	(10,098)
Disposals	—	—	—	5	121	127	50	303
At December 31, 2020	—	(1,288)	—	(1,193)	(703)	(10,418)	(556)	(14,158)
Impairment:
At January 1, 2020	—	—	—	—	—	—	—	—
Additions	(2,211)	—	—	—	—	—	—	(2,211)
At December 31, 2020	(2,211)	—	—	—	—	—	—	(2,211)
Net book value:
At December 31, 2020	1,162	21,275	484	7,950	1,339	18,508	1,440	52,158
In thousands of USD	Construction in progress	Building	Land	Machinery	Electronic equipment	Leasehold improvements	Others	Total
Cost:
At January 1, 2021	3,373	22,563	484	9,143	2,042	28,926	1,996	68,527
Additions	59,524	886	—	479	3,228	—	1,329	65,446
Construction in progress transferred in	(27,097)	—	—	6,133	936	19,646	382	—
Disposals	(2,211)	—	—	(21)	(871)	(147)	(185)	(3,435)
At December 31, 2021	33,589	23,449	484	15,734	5,335	48,425	3,522	130,538
Accumulated depreciation:
At January 1, 2021	—	(1,288)	—	(1,193)	(703)	(10,418)	(556)	(14,158)
Charge for the year	—	(1,100)	—	(1,235)	(793)	(10,805)	(501)	(14,434)
Disposals	—	—	—	1	462	112	96	671
At December 31, 2021	—	(2,388)	—	(2,427)	(1,034)	(21,111)	(961)	(27,921)
Impairment:
At January 1, 2021	(2,211)	—	—	—	—	—	—	(2,211)
Disposals	2,211	—	—	—	—	—	—	2,211
At December 31, 2021	—	—	—	—	—	—	—	—
Net book value:
At December 31, 2021	33,589	21,061	484	13,307	4,301	27,314	2,561	102,617
Cost:
At January 1, 2022	33,589	23,449	484	15,734	5,335	48,425	3,522	130,538
Additions	54,107	—	—	1,228	4,681	2,431	4,295	66,742
Additions related to asset acquisition (See Note 5)	—	—	—	—	1	—	14	15
Construction in progress transferred in	(71,184)	—	—	16,132	794	53,661	597	—
Disposals	—	—	—	(222)	(187)	—	—	(409)
At December 31, 2022	16,512	23,449	484	32,872	10,624	104,517	8,428	196,886
Accumulated depreciation:
At January 1, 2022	—	(2,388)	—	(2,427)	(1,034)	(21,111)	(961)	(27,921)
Charge for the year	—	(1,137)	—	(4,392)	(1,532)	(21,892)	(1,485)	(30,438)
Disposals	—	—	—	16	93	—	—	109
At December 31, 2022	—	(3,525)	—	(6,803)	(2,473)	(43,003)	(2,446)	(58,250)
Net book value:
At December 31, 2022	16,512	19,924	484	26,069	8,151	61,514	5,982	138,636